Income Per Share (Basic and Diluted Earnings Per Common Share) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended													4 Months Ended				12 Months Ended
	Mar. 22, 2014	Sep. 07, 2013		Jun. 15, 2013		Mar. 23, 2013		Sep. 08, 2012		Jun. 16, 2012		Mar. 24, 2012		Dec. 28, 2013		Dec. 29, 2012		Dec. 28, 2013		Dec. 29, 2012		Dec. 31, 2011
Earnings Per Share [Abstract]
Income from continuing operations, net of tax	$ (83.7)	$ 23.4		$ 62.5		$ 59.6		$ 39.0		$ 44.0		$ 32.6		$ 71.6	[1]	$ 133.5	[2]	$ 217.1		$ 249.2		$ 329.5
Distributed and undistributed earnings allocated to participating securities	(0.4)					(0.6)												(2.1)		(2.3)		(2.4)
Income from continuing operations available to common stockholders, diluted	(84.1)					59.0												215.0		246.9		327.1
Income from continuing operations available to common stockholders, basic	(84.1)					59.0												215.0		246.9		327.1
Income from discontinued operations, net of tax	(14.9)	43.0	[3]	(53.7)	[3]	59.2	[3]	117.9	[3]	78.8	[3]	40.4	[3]	3,256.5	[1]	111.8	[2],[3]	3,305.1	[3]	348.9	[3]	188.7
Noncontrolling interest	1.0					0.1												(14.7)		(1.6)		(1.5)
Income from discontinued operations attributable to Safeway Inc.	(13.9)					59.3												3,290.4		347.3		187.2
Distributed and undistributed earnings allocated to participating securities	0					(0.6)												(32.1)		(3.1)		(1.4)
Income from discontinued operations available to common stockholders, diluted	(13.9)					58.7												3,258.3		344.2		185.8
Income from discontinued operations available to common stockholders, basic	(13.9)					58.7												3,258.3		344.2		185.8
Net income	(97.6)	65.8		8.4		118.9		156.9		122.7		72.9		3,314.3	[1]	244.0	[2]	3,507.5		596.5		516.7
Distributed and undistributed earnings allocated to participating securities	(0.4)					(1.2)												(34.2)		(5.4)		(3.8)
Net income available to common stockholders after earnings allocated to participating securities, diluted	(98.0)					117.7												3,473.3		591.1		512.9
Net income available to common stockholders after earnings allocated to participating securities, basic	$ (98.0)					$ 117.7												$ 3,473.3		$ 591.1		$ 512.9
Weighted-average common shares outstanding	228.1					237.4												239.1		245.6		343.4
Common share equivalents	0					1.2												2.4		0.3		0.4
Weighted average shares outstanding, diluted	228.1					238.6												241.5		245.9		343.8
Continuing operations, Earnings per common share, diluted (usd per share)	$ (0.37)	$ 0.10		$ 0.26		$ 0.25		$ 0.16		$ 0.18		$ 0.12		$ 0.29	[1]	$ 0.56	[2]	$ 0.89		$ 1.00		$ 0.95
Continuing operations, Earnings per common share, basic (usd per share)	$ (0.37)	$ 0.10		$ 0.26		$ 0.25		$ 0.16		$ 0.18		$ 0.12		$ 0.29	[1]	$ 0.56	[2]	$ 0.90		$ 1.01		$ 0.95
Discontinued operations, Earnings per common share, diluted (usd per share)	$ (0.06)	$ 0.17	[3]	$ (0.23)	[3]	$ 0.24	[3]	$ 0.50	[3]	$ 0.33	[3]	$ 0.15	[3]	$ 13.17	[1],[3]	$ 0.46	[2],[3]	$ 13.49	[3]	$ 1.40	[3]	$ 0.54
Discontinued operations, Earnings per common share, basic (usd per share)	$ (0.06)	$ 0.17	[3]	$ (0.23)	[3]	$ 0.25	[3]	$ 0.50	[3]	$ 0.33	[3]	$ 0.15	[3]	$ 13.36	[1],[3]	$ 0.46	[2],[3]	$ 13.63	[3]	$ 1.40	[3]	$ 0.54
Total, Diluted (usd per share)	$ (0.43)	$ 0.27		$ 0.03		$ 0.49		$ 0.66		$ 0.51		$ 0.27		$ 13.46	[1]	$ 1.02	[2]	$ 14.38		$ 2.40		$ 1.49
Total, Basic (usd per share)	$ (0.43)	$ 0.27		$ 0.03		$ 0.50		$ 0.66		$ 0.51		$ 0.27		$ 13.65	[1]	$ 1.02	[2]	$ 14.53		$ 2.41		$ 1.49

[1]	In the fourth quarter of 2013, the Company recorded a loss on foreign currency translation of $57.4 million and an impairment of notes receivable of $30.0 million.
[2]	In the fourth quarter of 2012, Safeway results included a pre-tax gain from legal settlements of $46.5 million.
[3]	See Note B, Discontinued Operations.